Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Loss for the year	$ (2,021,798)	$ (1,663,674)
Adjustments for:
Amortization	97,914	79,923
Stock-based compensation	615,545	515,620
Realized loss on sale of marketable securities		2,682,350
Change in fair value of marketable securities		(3,334,120)
Changes in non-cash working capital items:
Receivables	34,212	128,011
Prepaid expenses and deposits	(23,150)	229,496
Trade payables and accrued liabilities	30,026	(28,433)
Net cash flows used in operating activities	(1,267,251)	(1,390,827)
Investing activities
Expenditures on exploration and evaluation assets	(1,647,551)	(1,866,032)
Proceeds from the sale of marketable securities, net of costs		3,335,330
British Columbia Mining tax credits received	953,042
Purchase of equipment		(3,594)
Net cash flows (used in) from investing activities	(694,509)	1,465,704
Financing activities
Proceeds on issuance of common shares	4,120,168	1,213,500
Proceeds from loan	40,000
Principal repayment of lease obligation	(76,070)	(53,584)
Net cash flows from financing activities	4,084,098	1,159,916
Increase in cash and cash equivalents	2,122,338	1,234,793
Cash and cash equivalents, beginning	1,640,642	405,849
Cash and cash equivalents, ending	3,762,980	1,640,642
Cash	734,230	297,977
Cash equivalents	3,028,750	1,342,665
Cash received for interest	24,788	1,763
Cash paid for interest	30,775	25,211
Cash paid for taxes	$ 0	$ 0